SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SCHEDULE OF FAIR VALUE OF STOCK COMPENSATION
ALTANINE, INC. [Member]
SCHEDULE OF FAIR VALUE OF STOCK COMPENSATION

The Company elects to account for forfeitures as they occur. As such, compensation cost previously recognized for an unvested award that is forfeited because of the failure to satisfy a service condition is revised in the period of forfeiture. During the nine months ended September 30, 2025, and 2024, the Company used the following inputs to measure the fair value of each stock-based award:

	For Nine Months Ending September 30,
	2025	2024

Expected term (years)	3.50 – 5.75	-
Exercise price	$0.33	-
Expected volatility	28.67%	-
Expected dividends	None	None
Risk-free interest rate	3.9%-4.1%	-
Forfeitures	None	None

The Company measures the fair value of stock compensation using the Black-Scholes option method using the following input variables:

Expected term (years)	5.13 - 6.25
Exercise price	$0.33
Expected volatility	28.67%
Expected dividends	None
Risk-free interest rate	5.44%
Forfeitures	None

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS

The following table presents balances of the liabilities with significant unobservable inputs (Level 3) as of December 31, 2024:

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Warrant liability	$-	$-	$601,537	$601,537
Total	$-	$-	$601,537	$601,537

The following table presents changes of the warrant liability with significant unobservable inputs (Level 3) for the year ended December 31, 2024:

Warrant
Liability
Balance, December 31, 2023	$-

Issuance of warrant	644,490
Change in estimated fair value	(42,953)

Balance, December 31, 2024	$601,537

SCHEDULE OF WARRANTS LIABILITY

The Company measures the warrants liability using the Black-Scholes option valuation model using the following assumptions:

	For Years Ending December 31,
	2024	2023

Expected term (years)	5.00	-
Exercise price	$0.40	-
Expected volatility	28.67%	-
Expected dividends	None	-
Risk-free interest rate	4.37%	-
Forfeitures	None	-

SCHEDULE OF FUTURE AMORTIZATION EXPENSE
Years Ending December 31,
2025	$593,628
2026	593,628
2027	593,628
2028	593,628
2029	593,628
Thereafter	6,678,310

TOTAL	$9,646,450

SCHEDULE OF DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS

Dilutive common stock equivalents include the dilutive effect of in-the-money stock equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common stock equivalents if their effect would be anti-dilutive. The following potentially dilutive securities were not included in the calculation of diluted net loss per share attributable to common shareholders of the Company because their effect would be antidilutive for the periods presented:

Three and Nine Months Ended	September 30, 2025	September 30, 2024

Convertible preferred stock	1,657,000	-
Total potentially dilutive shares	1,657,000	-